SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Trade receivables, net) (Details) (USD $) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Supplementary Consolidated Balance Sheet Information Schedule Of Trade Receivables Net Details Usd
Billed		$ 57,320	$ 53,150
Unbilled	[1]	41,713
Total billed and unbilled		99,033	53,150
Less - Allowance for doubtful accounts		(9,656)	(2,166)
Total Trade receivables, net		$ 89,377	$ 50,984

[1]	The unbilled amount was recognized based on the progress of the construction phase of a large-scale project in Peru (the "Project"). As part of the construction phase, the Company's subsidiary in Peru deploys a wireless network in rural areas. The Project is accounted as a Production-Type Contract using the percentage-of-completion method. The unbilled amount, for which the Company has enforceable rights, will become due at the time the first milestone is reached. The milestone occurs upon the completion of certain objective, representing the progress of the project, which vary between the different areas and type of networks.